Stockholders' Equity (Deficit) - Common Stock Shares (Details) - DiamondHead Holdings Corp.		12 Months Ended
	Jan. 28, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Oct. 21, 2020 shares
Class A common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized		300,000,000	300,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Class A common stock subject to possible redemption
Stockholders' Equity (Deficit)
Class A common stock subject to possible redemption, issued (in shares)		34,500,000	34,500,000
Class A common stock subject to possible redemption, outstanding (in shares)		34,500,000	34,500,000
Class B common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized		10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Common shares, shares issued		8,625,000	8,625,000
Common stock, shares outstanding		8,625,000	8,625,000	8,625,000
Shares subject to forfeiture				1,125,000
Ratio to be applied to the stock in the conversion		20
Class B common stock | Founder Shares
Stockholders' Equity (Deficit)
Number of shares not subject to forfeiture	1,125,000
Class B common stock | Sponsor
Stockholders' Equity (Deficit)
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		20.00%
Number of shares not subject to forfeiture	1,125,000
Class B common stock | Sponsor | Founder Shares
Stockholders' Equity (Deficit)
Shares subject to forfeiture					1,125,000